Schedule of Investments
May 31, 2024 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.63%

Application Software - 0.15%
Manhattan Associates, Inc. (2)	365		80,132

Beverages - 1.13%
BellRing Brands, Inc. (2)	985		57,297
The Coca-Cola Co.	4,325		272,172
The PepsiCo, Inc.	1,375		237,738

			567,207

Bottled & Canned Soft Drinks Carbonated Waters - 0.89%
Celsius Holdings, Inc. (2)	805		64,384
Monster Beverage Corp. (2)	7,330		380,574

			444,958

Business Services - 0.18%
Fair Isaac Corp. (2)	70		90,295

Computer Communications Equipment - 0.20%
Arista Networks, Inc. (2)	340		101,201

Computer Peripheral Equipment - 0.73%
Fortinet, Inc. (2)	935		55,464
Palo Alto Networks, Inc. (2)	1,045		308,181

			363,645

Electronic Computers - 4.58%
Apple, Inc.	10,645		2,046,501
Super Micro Computer, Inc. (2)	310		243,198

			2,289,699

Energy & Energy Services - 0.33%
Nextracker, Inc. (2)	3,005		165,786

Finance Services - 5.14%
American Express Co.	9,800		2,352,000
Coinbase Global, Inc. (2)	550		124,256
LPL Financial Holdings Inc.	165		47,225
Morningstar, Inc.	150		43,238

			2,566,718

Fire, Marine & Casualty Insurance - 4.91%
Berkshire Hathaway, Inc. Class B (2)	3,715		1,539,496
Chubb Ltd.	940		254,571
The Progressive Corp.	1,695		357,950
Palomar Holdings, Inc. (2)	615		52,177
Selective Insurance Group, Inc.	1,795		175,210
Kinsale Capital Group, Inc.	190		72,888

			2,452,291

Healthcare-Services - 0.04%
Viemed Healthcare, Inc. (2)	2,535		18,784

Hospital & Medical Service Plans - 1.60%
Cigna Corp.	830		286,035
Elevance Health, Inc.	65		35,001
United Health Group, Inc.	960		475,555

			796,591

Hotels & Motels - 0.45%
Hilton Worldwide Holdings, Inc.	430		86,258
Marriott International, Inc.	590		136,390

			222,648

Industrial Instruments For Measurement, Display, and Control - 0.07%
Roper Technologies, Inc.	70		37,293

Information & Delivery Services - 0.39%
FactSet Research Systems, Inc.	485		196,066

Insurance - 1.28%
Arthur J. Gallagher & Co.	140		35,466
Brown & Brown, Inc.	420		37,594
CNA Financial Corp.	1,030		47,318
Mercury General Corp.	5,110		285,291
Skyward Specialty Insurance Group, Inc. (2)	1,280		47,770
The Hanover Insurance Group, Inc.	910		120,056
The Hartford Financial Services Group, Inc.	640		66,208

			639,704

Insurance Agents Brokers & Services - 0.48%
Marsh & McLenan Companies, Inc.	1,145		237,679

Internet Information Providers - 0.35%
GoDaddy, Inc.	1,260		175,934

Men's & Boys' Furnishings, Work Clothing - 0.07%
Cintas Corp.	55		37,288

National Commercial Banks - 1.30%
JPMorgan Chase & Co.	3,195		647,403

Perfumes, Cosmetics & Other Toilet Preparations - 0.10%
e.l.f. Beauty, Inc. (2)	260		48,597

Pharmaceutical Preparations - 4.95%
Eli Lilly & Co.	1,840		1,509,426
Vertex Pharmaceuticals, Inc. (2)	1,950		887,913
Zoetis, Inc.	430		72,911

			2,470,249

Restaurants - 0.13%
Chipotle Mexican Grill, Inc. (2)	20		62,590

Retail -Auto Dealers & Gasoline Stations - 0.44%
AutoZone, Inc. (2)	80		221,595

Retail - Auto & Home Supply Stores- 0.78%
O'Reilly Automotive, Inc. (2)	405		390,120

Retail - Building Materials, Hardware, Garden Supply - 0.45%
The Sherwin Williams Co. (2)	745		226,331

Retail -Catalog & Mail-Order Houses - 5.47%
Amazon.com, Inc. (2)	15,480		2,731,291

Retail - Eating & Drinking Places - 0.53%
McDonald's Corp.	1,030		266,657

Retail - Family Clothing Stores - 0.18%
The TJX Companies, Inc.	880		90,728

Retail-Variety Stores - 6.67%
Costco Wholesale Corp.	1,135		919,225
Walmart, Inc.	36,690		2,412,734

			3,331,960

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.54%
CME Group, Inc. Class A	660		133,967
Intercontinental Exchange, Inc.	995		133,231

			267,197

Semiconductors & Related Devices - 8.34%
Advanced Micro Devices, Inc. (2)	340		56,746
Broadcom, Inc.	685		910,057
NVIDIA Corp.	2,915		3,195,802

			4,162,605

Services - Business Services - 8.79%
Booz Allen Hamilton Holding Corp.	230		35,008
Fiserv, Inc. (2)	1,080		161,741
Mastercard, Inc. Class A	4,450		1,989,462
MSCI, Inc. (2)	235		116,367
SEI Investments Co. (2)	1,320		89,377
Visa, Inc. Class A	7,325		1,995,770

			4,387,725

Services - Computer Programming, Data Processing, Etc. - 12.64%
Alphabet, Inc. Class A (2)	19,645		3,388,763
AppLovin Corp. Class A (2)	1,630		132,812
Meta Platforms, Inc. Class A (2)	5,515		2,574,567
Workday, Inc. Class A (2)	1,030		217,794

			6,313,936

Services - Consumer Credit Reporting, Collection Agencies- 2.68%
Moody's Corp.	1,155		458,523
S&P Global, Inc. (2)	2,055		878,533

			1,337,057

Services - Prepackaged Software - 15.26%
Adobe, Inc. (2)	830		369,151
AppFolio, Inc. Class A (2)	915		208,913
Block, Inc. (2)	600		38,448
Cadence Design Systems, Inc. (2)	180		51,536
CrowdStrike Holdings, Inc. Class A (2)	1,130		354,447
Datadog, Inc. Class A (2)	1,005		110,731
FleetCor Technologies, Inc. (2)	795		212,798
Intuit, Inc.	360		207,518
Microsoft Corp.	7,555		3,136,307
Oracle Corp.	6,230		730,094
Palantir Technologies, Inc. Class A (2)	2,420		52,466
Paychex, Inc.	275		33,044
Paycom Software, Inc.	1,665		241,958
Salesforce, Inc.	3,465		812,335
ServiceNow, Inc. (2)	1,175		771,893
Synopsys, Inc. (2)	145		81,316
Uber Technologies, Inc. (2)	3,235		208,852

			7,621,805

Services - Video Tape Rental - 4.46%
Netflix, Inc. (2)	3,470		2,226,421

Services-to Dwellings & Other Buildings - 0.47%
Airbnb, Inc. (2)	1,605		232,613

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.01%
Ecolab, Inc.	495		114,939
Procter & Gamble Co. (2)	2,355		387,492

			502,431

Software - 0.16%
PTC, Inc. (2)	240		42,298
Veeva Systems, Inc. (2)	220		38,335

			80,633

Surgical & Medical Instruments & Apparatus - 0.08%
DexCom, Inc. (2)	345		40,976

Surgical & Medical Instruments & Apparatus - 0.16%
Stryker Corp.	230		78,451

Transportation Services- 1.08%
Booking Holdings, Inc. (2)	143		540,018

Total Common Stock	(Cost $ 33,936,399)		49,763,307

Money Market Registered Investment Companies (3) - 0.34%

Fidelity Institutional Money Market Funds Government Class I - 5.20%	168,075		168,075

Total Money Market Registered Investment Companies	(Cost $ 168,075)		168,075

Total Investments - 99.98%	(Cost $ 34,104,474)		49,931,382

Other Assets Less Liabilities - .02%			8,462

Total Net Assets - 100.00%			49,939,844

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$49,931,382	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$49,931,382		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield on May 31, 2024.